Property, Plant And Equipment - Summary Of Property, Plant And Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 46,801	€ 40,564
Impairment losses	2,804	278	€ 207
Ending balance	43,731	46,801	40,564
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,810	4,718
Ending balance	4,748	4,810	4,718
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,145	12,414
Ending balance	8,169	14,145	12,414
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,813	2,522
Ending balance	2,524	2,813	2,522
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,779	17,221
Ending balance	22,393	19,779	17,221
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,001	2,854
Ending balance	2,889	3,001	2,854
Tangible Fixed Assets in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,144	719
Ending balance	2,896	2,144	719
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109	116
Ending balance	112	109	116
Historical Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	273,483	266,056
Additions	13,394	19,504
Disposals	(29,144)	(18,178)
Net foreign exchange differences	(5,224)	6,101
Ending balance	252,509	273,483	266,056
Historical Cost [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,810	4,718
Net foreign exchange differences	(62)	92
Ending balance	4,748	4,810	4,718
Historical Cost [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,048	49,291
Reclassification	(19,342)
Additions	85	3,767
Disposals	(22)	(685)
Transfer from tangible fixed assets in progress	13
Net foreign exchange differences	(200)	675
Ending balance	33,582	53,048	49,291
Historical Cost [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,497	82,621
Additions	501	1,512
Disposals	(21,370)	(2,431)
Transfer from tangible fixed assets in progress	700	228
Net foreign exchange differences	(1,288)	2,567
Ending balance	63,040	84,497	82,621
Historical Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,294	79,679
Reclassification	19,342
Additions	6,294	8,406
Disposals	(6,067)	(11,828)
Transfer from tangible fixed assets in progress	3,181	2,041
Net foreign exchange differences	(2,948)	1,996
Ending balance	100,096	80,294	79,679
Historical Cost [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,958	46,321
Additions	1,299	1,744
Disposals	(1,389)	(3,153)
Transfer from tangible fixed assets in progress	365	305
Net foreign exchange differences	(620)	741
Ending balance	45,613	45,958	46,321
Historical Cost [Member] | Tangible Fixed Assets in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,144	719
Additions	5,153	3,990
Disposals	(38)
Transfer from tangible fixed assets in progress	(4,265)	(2,574)
Net foreign exchange differences	(98)	9
Ending balance	2,896	2,144	719
Historical Cost [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,732	2,707
Additions	62	85
Disposals	(258)	(81)
Transfer from tangible fixed assets in progress	6
Net foreign exchange differences	(8)	21
Ending balance	2,534	2,732	2,707
Depreciation And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(226,682)	(225,492)
Disposals	28,200	16,056
Net foreign exchange differences	3,827	(5,438)
Depreciation	(11,319)	(11,530)
Impairment losses	(2,804)	(278)
Ending balance	(208,778)	(226,682)	(225,492)
Depreciation And Impairment [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(38,903)	(36,877)
Reclassification	16,233
Disposals	18	593
Net foreign exchange differences	158	(510)
Depreciation	(677)	(1,777)
Impairment losses	(2,242)	(332)
Ending balance	(25,413)	(38,903)	(36,877)
Depreciation And Impairment [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81,684)	(80,099)
Disposals	21,334	2,389
Net foreign exchange differences	1,253	(2,552)
Depreciation	(1,403)	(1,422)
Impairment losses	(16)
Ending balance	(60,516)	(81,684)	(80,099)
Depreciation And Impairment [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(60,515)	(62,458)
Reclassification	(16,233)
Disposals	5,537	10,276
Net foreign exchange differences	1,842	(1,758)
Depreciation	(7,934)	(6,292)
Impairment losses	(400)	(283)
Ending balance	(77,703)	(60,515)	(62,458)
Depreciation And Impairment [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(42,957)	(43,467)
Disposals	1,053	2,747
Net foreign exchange differences	566	(599)
Depreciation	(1,240)	(1,975)
Impairment losses	(146)	337
Ending balance	(42,724)	(42,957)	(43,467)
Depreciation And Impairment [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,623)	(2,591)
Disposals	258	51
Net foreign exchange differences	8	(19)
Depreciation	(65)	(64)
Ending balance	€ (2,422)	€ (2,623)	€ (2,591)